ACCOUNTS RECEIVABLE - Schedule of aging analysis of external accounts receivable and amounts recognized as expected credit loss reserve (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
CREDIT RISK
Net Accounts Receivable	$ 134.3	$ 127.5
Credit risk | Net Accounts Receivable
CREDIT RISK
Net Accounts Receivable	809.3	666.9
Credit risk | Gross inventories | Net Accounts Receivable
CREDIT RISK
Net Accounts Receivable	821.0	683.0
Credit risk | Expected credit loss reserve | Net Accounts Receivable
CREDIT RISK
Net Accounts Receivable	(11.7)	(16.1)
Not due | Credit risk | Gross inventories | Net Accounts Receivable
CREDIT RISK
Net Accounts Receivable	737.0	576.7
1-30 days overdue | Credit risk | Gross inventories | Net Accounts Receivable
CREDIT RISK
Net Accounts Receivable	52.3	69.7
31-60 days overdue | Credit risk | Gross inventories | Net Accounts Receivable
CREDIT RISK
Net Accounts Receivable	16.6	13.9
61-90 days overdue | Credit risk | Gross inventories | Net Accounts Receivable
CREDIT RISK
Net Accounts Receivable	4.7	5.0
91-120 days overdue | Credit risk | Gross inventories | Net Accounts Receivable
CREDIT RISK
Net Accounts Receivable	0.8	1.0
More than 120 days overdue | Credit risk | Gross inventories | Net Accounts Receivable
CREDIT RISK
Net Accounts Receivable	$ 9.6	$ 16.7